Stockholders' Equity - Schedule of warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 15, 2022	Nov. 11, 2021	May 21, 2021	Feb. 28, 2021
Class of Warrant or Right [Line Items]
Exercise price		$ 0.47	$ 0.46	$ 0.7	$ 0.01
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.79	$ 0.79
Number of warrants	11,277,556	11,732,373				0
Number of warrants vested	11,277,556	11,732,373
Weighted average remaining life	2 years 1 month 28 days	2 years 4 months 6 days
Warrant [Member] | May 21, 2021[Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 41.25	$ 1.25
Number of warrants	2,121,232	2,121,232
Number of warrants vested	2,121,232	2,121,232
Weighted average remaining life	6 months 18 days	9 months 18 days
Warrant [Member] | May 21, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.47	$ 0.47
Number of warrants	421,414	876,231
Number of warrants vested	421,414	876,231
Weighted average remaining life	6 months 18 days	9 months 18 days
Warrant [Member] | May 21, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.85	$ 0.85
Number of warrants	243,675	243,675
Number of warrants vested	243,675	243,675
Weighted average remaining life	6 months 18 days	9 months 18 days
Warrant [Member] | November 11, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.86	$ 0.86
Number of warrants	199,804	199,804
Number of warrants vested	199,804	199,804
Weighted average remaining life	1 year 5 months 12 days	1 year 8 months 12 days
Warrant [Member] | February 15, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.55	$ 0.55
Number of warrants	542,431	542,431
Number of warrants vested	542,431	542,431
Weighted average remaining life	2 years 8 months 15 days	2 years 11 months 15 days
Warrant [Member] | February 15, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.7	$ 0.7
Number of warrants	7,749,000	7,749,000
Number of warrants vested	7,749,000	7,749,000
Weighted average remaining life	2 years 8 months 15 days	2 years 11 months 15 days